SIGNIFICANT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Significant Transactions [Abstract]
Disclosure of detailed information about business combination [text block]
The following table provides a summary of the proceeds raised net of transaction costs incurred in relation to the transaction:

Amount
SPAC cash balance	178
SPAC accrued transaction costs	(16)
SPAC cash net of transaction costs	162
Transaction costs incurred by VEON	(30)
Net proceeds from the transaction	132
The following table provides a summary of the fair value of consideration and the calculation of the listing expense as of the transaction date:

USD in millions, except share/warrant and per share/warrant data	Per share/warrant value	Shares / Warrants	Fair Value
Ordinary shares	$12.70	22,597,245	287
Vesting securities - Tranche 1	$8.70	661,919	6
Vesting securities - Tranche 2	$8.10	661,919	5
Warrants fair value (Note 18)	$3.35	7,666,629	26
Fair value of consideration			324
Cohen Circle Net Assets Acquired			162
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 Charge for listing service)			162
The fair values of identifiable assets and liabilities of Uklon at the date of acquisition were:

April 2, 2025
Non-current assets
Intangible assets	58

Current assets
Trade and other receivables	2
Cash and cash equivalents	12

Non-current liabilities
Deferred tax liability	(7)

Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)

Fair value of identifiable net assets	49

Goodwill resulting from acquisition	109

Purchase consideration	158
The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid *	141
Fair value of contingent consideration	16
Put option liability	1
Total purchase consideration	158
* Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.
The following table shows the details of cash outflow during the year ended December 31, 2025:

December 31, 2025
Cash consideration	153
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	141

Summary of Detailed Information about Disposals
The following table shows the results for the Beeline Kyrgyzstan transaction that are accounted for in these financials as of December 31:

2025
Sale consideration	45
Carrying amount of net assets at disposal *	(43)
Gain on sale before reclassification of foreign currency translation reserve	2
Reclassification of foreign currency translation reserve	(99)
Loss on disposal	(97)
* Net assets include US$5 relating to cash and cash equivalents at disposal.
The following table shows the assets and liabilities disposed on August 13, 2025 relating to Beeline Kyrgyzstan operations as of:

August 13, 2025
Non-current assets
Property and equipment	39
Intangible assets	10
Deferred tax assets	3
Current assets
Inventories	1
Trade and other receivables	15
Other current assets	12
Total assets disposed	80

Non-current liabilities
Debt and derivatives	7
Current liabilities
Trade and other payables	22
Other non-financial liabilities	8
Total liabilities disposed	37
The following table shows the results for the Deodar sale transaction that are accounted for in these financials as of December 31:

2025
Sale consideration	548
Carrying amount of net assets at disposal *	(200)
Gain on sale before reclassification of foreign currency translation reserve and sale and lease back implication	348
Right of use assets recognized	333
Lease liabilities recognized	(633)
Reclassification of foreign currency translation reserve	454
Gain on disposal	502

Deferred tax asset, net	109
* Net assets include US$7 relating to cash and cash equivalents at disposal.
The following table shows the assets and liabilities disposed on June 3, 2025 relating to Deodar operations as of:

June 3, 2025
Non-current assets
Property and equipment	92
Goodwill	58
Deferred tax assets	65
Other non-current assets	1
Current assets
Trade and other receivables	357
Other current assets	65
Total assets disposed	638

Non-current liabilities
Debt and derivatives	27
Other non-current liabilities	9
Current liabilities
Trade and other payables	388
Debt and derivatives	14
Total liabilities disposed	438
The following table shows the assets and liabilities disposed of as the sale completion date, September 30, 2024:

September 30, 2024
Non-current assets
Property and equipment	47
Intangible assets	1
Deferred tax assets	2
Other non-current assets	1

Current assets
Trade and other receivables	32
Other current assets	2
Cash and cash equivalents	2

Total assets disposed	87

Non-current liabilities
Debt and Derivatives	7
Other non-current liabilities	8

Current liabilities
Trade and other payables	12
Other non-financial liabilities	10
Total liabilities disposed	37
The following table shows the results for the disposal of TNS+ that are accounted for in these financial statements as of December 31, 2024:

2024
Deferred consideration to be settled in cash	138
Carrying amount of net assets at disposal	(50)
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests	88
Derecognition of non-controlling interest	22
Reclassification of foreign currency translation reserve	(44)
Gain on disposal of TNS+	66
* Net assets include US$2 relating to cash and cash equivalents at disposal.